Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
		Apr. 01, 2022	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023	Apr. 30, 2025
AJC Capital [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses								$ 28,000
Director A and Director E [Member]
Related Party Transaction [Line Items]
Relative of Officer A			$ 775		$ 2,702		$ 278
Related party transaction description			Current term notes payable, net of discount, including accrued interest	[1]	Current term notes payable, net of discount, including accrued interest	[2]
Director F And Relative Of Officer A [Member]
Related Party Transaction [Line Items]
Relative of Officer A			$ 21		$ 30
Related party transaction description	[3]		Accounts payable and accrued expenses
Director F [Member]
Related Party Transaction [Line Items]
Relative of Officer A			$ 432
Related party transaction description	[4]		Former Chief Executive Officer
Director D [Member]
Related Party Transaction [Line Items]
Relative of Officer A					$ 434		495
Related party transaction description			Former President and Chief Operating Officer	[5]	Former President and Chief Operating Officer	[6]
Director A One [Member]
Related Party Transaction [Line Items]
Relative of Officer A					$ 18		18
Related party transaction description			Advisory services included in accrued expenses	[7]	Advisory services included in accrued expenses	[8]
Director F One [Member]
Related Party Transaction [Line Items]
Relative of Officer A			$ 4		$ 186
Related party transaction description	[9]		Lease guaranty
Director A Two [Member]
Related Party Transaction [Line Items]
Relative of Officer A					$ 638		538
Related party transaction description			Other liabilities	[10]	Other liabilities	[11]
Director F And Director A [Member]
Related Party Transaction [Line Items]
Relative of Officer A			$ 7		$ 9
Related party transaction description	[12]		Warrant liability
Relative Of OfficerA [Member]
Related Party Transaction [Line Items]
Relative of Officer A					$ 223
Related party transaction description			Loan payable	[13]	Loan payable	[14]
Director A [Member]
Related Party Transaction [Line Items]
Relative of Officer A							2,060
Related party transaction description					Noncurrent term notes payable including accrued interest
Advisory fee		$ 9,166
Equity proceeds		10,000
Director A [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Advisory fee		$ 100
AJC Capital And Relative Of Officer A [Member]
Related Party Transaction [Line Items]
Relative of Officer A					$ 30		104
AJC Capital Director D And Relative Of Officer A [Member]
Related Party Transaction [Line Items]
Related party transaction description	[15]				Accounts payable and accrued expenses
AJC Capital [Member]
Related Party Transaction [Line Items]
Relative of Officer A					$ 186		167
Related party transaction description	[16]				Lease guaranty
AJC Capital and Director A [Member]
Related Party Transaction [Line Items]
Relative of Officer A					$ 9		$ 48
Related party transaction description	[17]				Warrant liability

[1]	As of June 30, 2025, related party term note payable amounts due to Directors A totaling $0.8 million, inclusive of principal amounts totaling $0.4 million and accrued interest amounts totaling $0.4 million, have been classified as a short term liability on the accompanying unaudited condensed consolidated balance sheets. As of December 31, 2024, related party term note payable amounts due to Directors A and E totaled $2.7 million. See Note 7 for further details.
[2]	As of December 31, 2024, related party term notes payable amounts due to Directors A and E totaling $2.7 million, inclusive of principal amounts totaling $2.0 million and accrued interest amounts totaling $0.7 million, have been classified as a short term liability on the accompanying consolidated balance sheets. See Note 7 for further details.
[3]	Amounts owed to Director F as of June 30, 2025 and December 31, 2024, for reimbursable expenses; in addition, amounts owed to a relative of Officer A for certain legal fees, included in accounts payable and accrued expenses. In April 2025, $28,000 was settled with Director F.
[4]	On April 22, 2025, the Company executed a General Release of Claims and Transition Agreement (“Release Agreement”) with Mr. Camaisa, (Director F referenced above), and is obligated to pay Director F $500,000 separation pay in the form of compensation continuation over 12 months pursuant to our regular and customary payroll schedule, less all regular and customary payroll withholdings and shall also be liable to pay Director F COBRA premiums for 12 months, commencing May 2025. Director F shall also be entitled to receive a transition/ consulting pay of $10,000 per month during the transition period. The Company expensed $20,000 for the three and six months ended June 30, 2025.
[5]	On February 1, 2022, the Company appointed a then current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of the Company under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng was entitled to a base annual salary of $0.5 million and a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, the Company entered into a Separation and Release Agreement with Mr. Ng which included a severance accrual and accrued interest as of December 31, 2024 (see Note 11). The lump sum payment and accrued interest was settled in January 2025.
[6]	On February 1, 2022, the Company appointed a then current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of the Company under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng was entitled to a base annual salary of $0.5 million and a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, the Company entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual and accrued interest as of December 31, 2024 (see Note 11).
[7]	On April 1, 2022, the Company entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A received an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon the Company raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023. The accrued advisory fees were settled in January 2025.
[8]	On April 1, 2022, the Company entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon the Company raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023. The accrued advisory fees were paid to Director A in January 2025.
[9]	In October 2022, in order for the Company to secure and execute the San Diego Lease discussed in Note 11, Director F, provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Director F 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Director F from the Guaranty by the lessor, whichever occurs first. As of June 30, 2025 and December 31, 2024, the amounts shown in the table above represents the present value, including accrued interest as of the period shown, of approximately $4,000 and $0.2 million, respectively, payment due to Director F upon the release or termination of the Guaranty, which is included in non-current operating lease right-of-use liability. The amount due to Director F was partially settled in April 2025.
[10]	In August 2023, the Company entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, which was paid in January 2025 (see Note 11). The $0.5 million note bore interest at 24% through August 12, 2024, at which time the note was amended and replaced with an interest rate of 14% per annum. The deferred compensation and advisory fees were settled in January 2025.
[11]	In January 2024, the Company entered into a loan agreement with a relative of Officer A for a loan payable for $0.2 million, which was paid in January 2025. The $0.2 million loan bears interest at 12%.
[12]	See Note 8 for disclosures around Warrants.
[13]	In January 2024, the Company entered into a loan agreement with a relative of Officer A for a loan payable for $0.2 million, which bears interest at 12%. The loan was settled in full in January 2025.
[14]	In August 2023, the Company entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, which was subsequently paid in January 2025 (see Note 12). The $0.5 million note bore interest at 24% through August 12, 2024, at which time the note was amended and replaced with an interest rate of 14% per annum.
[15]	Amounts owed to AJC Capital as of December 31, 2024, for reimbursable expenses; in addition, amounts owed to a relative of Officer A for certain legal fees, included in accounts payable and accrued expenses as of December 31, 2024.
[16]	In October 2022, in order for the Company to secure and execute the San Diego Lease discussed in Note 11, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.
[17]	See Note 8 for disclosures around Warrants.